Significant Accounting Policies - Disclosure of Information About Company Held an Ownership Interest in Subsidiaries (Details)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
QZMG Resources Ltd [Member]
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Name of subsidiary	QZMG Resources Ltd	QZMG Resources Ltd
Place of incorporation	Nevada	Nevada
Ownership interest	100.00%	100.00%
Principal activity	Holding company	Holding company
Wavecrest Resources Inc [Member]
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Name of subsidiary	Wavecrest Resources Inc	Wavecrest Resources Inc
Place of incorporation	Delaware	Delaware
Ownership interest	100.00%	100.00%
Principal activity	Holding company	Holding company